Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating and Finance Leases

The lease liability in connection with operating and finance leases are included in non-current lease liabilities and current portion of lease liabilities on the consolidated balance sheets as follows:

Operating leases:	December 31, 2024	June 30, 2024
Operating lease right-of-use assets	$427,910	$689,165

Current portion of operating lease liabilities	$260,074	$443,519
Long-term portion of operating lease liabilities	106,155	235,492
Total operating lease liabilities	$366,229	$679,011

Finance leases:	December 31, 2024	June 30, 2024
Property, plant and equipment, net	$72,061	$82,077

Current portion of finance lease liabilities	$6,960	$7,141
Long-term portion of finance lease liabilities	165,226	177,403
Total finance lease liabilities	$172,186	$184,544

The following lease costs are included in the consolidated statements of operations:

	Three months ended December 31, 2024	Three months ended December 31, 2023	Six months ended December 31, 2024	Six months ended December 31, 2023

Operating lease expense:
Operating lease expense	$144,504	$212,015	$291,294	$428,847
Short-term lease expense	-	9,665	1,629	17,353
Total operating lease expense	144,504	221,680	292,923	446,200

Finance lease expense:
Amortization of leased assets	10,016	11,653	20,402	23,488
Interest on lease liabilities	2,140	2,392	4,380	4,884
Total finance lease expense	12,156	14,045	24,782	28,372

Rental income	-	(59,088)	-	(116,841)
Total lease costs	$156,660	$176,637	$317,705	$357,731
The Company has calculated the weighted-average remaining lease term, presented in years below, and the weighted-average discount rate for the operating lease population.
December 31, 2024

Weighted-average remaining lease term (in years)
Operating leases	1.3
Finance expense	1.47

Weighted-average discount rate:
Operating leases	12%
Finance expense	4.89%

Schedule of Maturities of Operating and Finance Lease Liabilities

As of December 31, 2024, the maturities of our operating lease liabilities (excluding short-term leases) are as follows:

	Operating leases	Finance leases
2025	285,658	15,164
2026	108,278	168,542
Total minimum lease payments	393,936	183,706
Less: interest	27,707	11,520
Present value of lease obligations	366,229	172,186
Less: Current portion	260,074	6,960
Long-term portion of lease obligations	106,155	165,226